Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Raw materials	33,790	35,111
Work in progress	486	143
Finished products	34,535	36,755

	68,811	72,009